BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PRESENTATION
Schedule of estimated useful lives of property and equipment

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Property & Equipment—Property and equipment are recorded at cost or fair value at the Acquisition Date and depreciated on a straight-line basis to an estimated residual value over their estimated useful lives or lease term, whichever is shorter, as follows:

Airframes	10‑25 years (depending on age)
Engines—Core	7 or 12 years (based on remaining cycles)
Engines—Initial Greentime (time remaining until the first scheduled major maintenance event)	1st scheduled maintenance event
Leasehold Improvements, Aircraft, other	3‑25 years (or life of lease, if shorter)
Office and Ground Equipment	5‑7 years
Computer Hardware and Software	3‑5 years
Property and Equipment under Finance Leases	3‑25 years (or life of lease, if shorter)
Rotable Parts	6‑16 years (average remaining life of aircraft fleet)

Schedule of airline employee groups represented by unions

The following table shows the Company’s airline employee groups represented by unions:

Employee Group	Number of Active Employees Represented	Union	Date on which Collective Bargaining Agreement Becomes Amendable
Sun Country Pilots	395	ALPA	October 31, 2020
Sun Country Flight Attendants	466	IBT	December 31, 2019
Sun Country Dispatchers	22	TWU	November 30, 2024